UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter ended February 28, 2009

Item 1.           Schedule of Investments

U.S. Government Fund-No portfolio holdings as of quarter ended February 28, 2009

Primary II Fund-No portfolio holdings as of quarter ended February 28, 2009

U.S. Government II Fund-No portfolio holdings as of quarter ended February 28, 2009

THE RESERVE FUND- PRIMARY FUND

SCHEDULE OF INVESTMENTS- FEBRUARY 28, 2009 (Unaudited)

Principal
Amount			Value

	Negotiable Bank Certificates of Deposit — 15.8%

	Yankees — 15.8%
$300,000,000	Abbey National America, 1.61%, 8/28/09		$299,352,000
250,000,000	ANZ National International Ltd., 1.65%, 8/28/09		250,000,000
200,000,000	Branch Banking & Trust, 2.62%, 9/3/09		199,950,000
200,000,000	Barclay’s Bank PLC, 2.37%, 9/16/09		198,936,000
100,000,000	Credit Suisse NY, 1.56%, 8/14/09		99,973,000

	Total Negotiable Bank Certificates of Deposit (Cost $1,050,000,000)		1,048,211,000

	Commercial Paper - 7.5%
500,000,000	ASB Finance LTD, 1.66%, 8/25/09		500,000,000
150,000,000	Lehman Brothers Holdings, 3.00%, 10/10/08		—
200,000,000	Lehman Brothers Holdings, 3.29%, 10/27/08		—
185,000,000	Lehman Brothers Holdings, 3.71%, 10/29/08		—

	Total Commercial Paper (Cost $1,035,000,000)		500,000,000

	Floating Rate Notes - 47.4%
250,000,000	American Express Centurion, 1.15%, 5/11/09		247,106,750
200,000,000	Bank of Scotland, 1.45%, 4/6/09		200,000,000
250,000,000	Citigroup Funding, 2.12%, 5/8/09		249,293,250
250,000,000	Deutsche Bank NY, 1.74%, 10/21/09		249,490,000
200,000,000	General Electric Cap, 0.51%, 9/24/09		199,171,400
200,000,000	HSBC Bank, 1.64%, 8/14/09		199,946,000
275,000,000	HSBC Bank, 1.56%, 10/15/09		272,967,200
275,000,000	Lloyds TSB Group Inc., 1.54%, 8/7/09		274,873,500
100,000,000	National Australia Funding, 2.42%, 10/6/09		99,846,800
275,000,000	Nordea Bank, 1.51%, 9/24/09		274,888,625
390,000,000	Royal Bank of Scotland, 2.40%, 10/9/09		386,074,260
150,000,000	Societe Generale, 2.62%, 9/4/09		149,981,850
350,000,000	Wachovia Bank, 1.83%, 8/4/09		347,980,150

	Total Floating Rate Notes (Cost $3,164,993,181)		3,151,619,785

	Medium-Term Notes - 0%
250,000,000	Lehman Brothers, 0.00%, 3/20/09 (Cost $250,000,000)		—

	US Corporate Notes/Bonds - 4.9%
327,000,000	Federal Home Loan Bank, 0.12%, 3/2/09 (Cost $327,000,000)		327,000,000

	Promissory Notes - 7.5%
500,000,000	Merrill Lynch, 1.31%, 3/27/09 (Cost $500,000,000)		500,000,000

	Repurchase Agreements — 19.6%

1,300,000,000	Morgan Stanley, 0.76%, dated 2/27/09, due 3/2/09, repurchase proceeds at maturity $1,300,082,604 (collateralized by WLR valued at $1,323,000,000) (Cost $1,300,000,000)		1,300,000,000

	Total Investments (Cost $7,626,993,181)	102.7%	6,826,830,785
	Liabilities in excess of other assets	(2.7)	(180,071,634)
	Net Assets	100.0%	$6,646,759,151

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS— FEBRUARY 28, 2009 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 99.5%
$75,000,000	U.S. Treasury Bill, 0.13%, 3/5/09 (Cost $74,999,188)		$74,999,188

	Total Investments (Cost $74,999,188)	99.5%	74,999,188
	Other assets less liabilities	0.5	388,082
	Net Assets	100.0%	$75,387,270

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)          The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Principal Financial Officer

Date        April 22, 2009

*  Print the name and title of each signing officer under his or her signature.